Condensed Financial Information of the Parent Company - Schedule of Statements of Profit or Loss and Comprehensive Loss - Parent Company (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Statements of Profit or Loss and Comprehensive Loss Parent Company [Line Items]
Revenue
Cost of sales
Gross margin
Impairment of goodwill		(2,267,583)
Stock-based compensation expense	(1,849,356)	(1,101,800)
Administrative expenses	(3,052,961)	(2,931,064)	(4,042,981)
Loss from operations	(4,902,317)	(6,300,447)	(4,042,981)
Other income, net		380,759	56,642
Finance income (cost), net	456,570	8,420	(315,750)
Net loss on foreign exchange	(17,811)
Equity loss of subsidiaries	(1,400,607)	(23,660,393)	(14,262,705)
Net loss attributable to equity holders of the Company	$ (5,864,165)	$ (29,571,661)	$ (18,564,794)